Offerings - Offering: 1	Dec. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	33,251,333
Proposed Maximum Offering Price per Unit	3.39
Maximum Aggregate Offering Price	$ 112,722,018.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,566.91
Offering Note	Represents up to 33,251,333 shares of common stock, par value $0.0001 per share ("Common Stock"), of Energy Vault Holdings, Inc. (the "Company") that the Company may issue to YA II PN, Ltd, a Cayman Islands exempted company (the "Selling Stockholder"), upon conversion of the $30 million convertible debenture the Selling Stockholder purchased from the Company on September 22, 2025 which may be offered for sale by the Selling Stockholder on the terms and conditions described in the prospectus that forms a part of the Company's registration statement on Form S-3 to which this exhibit relates. Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the New York Stock Exchange on December 2, 2025 of $3.39.